Convertible Notes Payables	6 Months Ended
Jun. 30, 2026
Convertible Notes Payables [Abstract]
Convertible Notes Payables

9. CONVERTIBLE NOTES PAYABLES

Senior Convertible Notes

August Note and Senior Convertible Note

On August 29, 2025, the Company entered into a Securities Purchase Agreement (the “August Note SPA”) with 3i, LP (“3i”) authorizing a new series of senior convertible notes, in the aggregate principal amount of up to $5,434,783 (the “Senior Convertible Notes”) and warrants to purchase up to an aggregate of 215,299 Class A ordinary shares (the “August SPA Warrants”). On September 3, 2025, the Company sold a Senior Convertible Note in the principal amount of $3,804,348 (the “First Note”) and 150,709 warrants at an original issue discount of 8% (the “First Warrant”), for an aggregate purchase price of $3,500,000. The Senior Convertible Notes bear interest at the rate of 7% per annum, except upon an event of default, in which such interest rate will be 12%.

At any time after issuance, the Senior Convertible Notes are convertible into Class A ordinary shares, subject to customary terms and conditions. The Senior Convertible Notes are convertible into Class A ordinary shares at a conversion price of $13.51 per share, subject to certain adjustments, and the warrants are exercisable at an exercise price of $16.88 per share until September 3, 2030. On November 12, 2025, the Company issued to 3i (i) an additional Senior Convertible Notes in the principal amount of $1,630,435 at an 8% discount (the “Second Note”) and (ii) 64,590 additional warrants (the “Second Warrant”), all for an aggregate purchase price of $1,500,000.

Also on August 29, 2025, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with 3i providing for the registration of the Class A ordinary shares issuable upon conversion of the Senior Convertible Notes and exercise of the First and Second Warrants (collectively the “SPA Warrants”). The Registration Rights Agreement requires the Company to prepare and file a registration statement with the SEC within 30 calendar days after the date of the Registration Rights Agreement to register the resale of the Class A ordinary shares underlying the Senior Convertible Notes the SPA Warrants and cause such registration statement to be effective within 60 calendar days after the date of the Registration Rights Agreement, if the registration statement is subject to review by the SEC, and if the Company has been notified by the SEC that the registration statement will not be reviewed by the SEC, within 15 trading days after such notification. If not all the Class A ordinary shares underlying the Senior Convertible Notes the SPA Warrants are registered pursuant to the August Note SPA, the Company will be required to file another registration statement to register the resale of any such Class A ordinary shares underlying the Senior Convertible Notes the SPA Warrants.

Pursuant to the August Note SPA, 3i may receive up to an aggregate of 1,000,000 shares (the “Pre-Delivery Shares”) at any time upon notice to the Company. If the Company is required to deliver Class A ordinary shares to 3i, whether upon conversion of the senior convertible notes or otherwise, any Pre-Delivery Shares held by 3i or its designee at such time shall apply, on a share for share basis, as available, against each Class A ordinary share required to then be delivered. In the event that 3i or its designees holds any Pre-Delivery Shares as of the date that all senior convertible notes issued pursuant to the August Note SPA are no longer outstanding (whether following the conversion or redemption, as applicable, of such senior convertible notes), 3i is obligated to promptly return any such Pre-Delivery Shares to the Company for cancellation.

On December 1, 2025, the Company entered into a letter agreement (the “Letter Agreement”) with 3i pursuant to which the Company and 3i agreed that, in lieu of the payment in cash of the first blended installment amount of $1,017,663 (the “First Installment”) due on December 3, 2025, 3i will have the right to convert the entire First Installment, or any portion thereof, at its option, at a conversion price equal to 93% of the lowest volume weighted average price (“VWAP”) for the five (5) Trading Day period prior to the date of the Holder’s applicable conversion notice.

The Class A ordinary shares issuable by the Company at 3i’s option shall be issued from the Pre-Delivery Shares registered under such prospectus and the registration statement to which it relates and shall become Delivery Shares (as defined in the senior convertible note with 3i) pursuant to the terms of the senior convertible note.

The Senior Convertible Notes are a legal debt obligation with a variable-share conversion feature that ensures a fixed monetary return to the holder, thus qualifying as a liability under ASC 480-10. The Note remains a liability after issuance and the instrument is remeasured after initial recognition, with changes in fair value recognized in earnings each reporting period until settlement, modification, or extinguishment, consistent with the liability-classified model.

On January 23, 2026, the Company entered into an Omnibus Amendment to Securities Purchase Agreement and Senior Convertible Notes with 3i (the “Omnibus Amendment”) to amend (i) the August Note SPA; (ii) the Senior Convertible Note issued to 3i, dated September 3, 2025, in the original principal amount of $3,804,348 (the “First Note”); (iii) the subsequent Senior Convertible Note issued to 3i, dated November 12, 2025, in the original principal amount of $1,630,435 (the “Second Note,” and, together with the First Note, the “Existing Notes”); (iv) a warrant to purchase 150,709 Class A ordinary shares of the Company, dated as of September 3, 2025, issued to 3i (the “First Warrant”); and (v) a warrant to purchase 64,590 Class A ordinary shares of the Company, dated as of November 12, 2025, issued to 3i in connection with the Senior Convertible Notes.

Pursuant to the Omnibus Amendment, beginning January 23, 2026, subject to an existing event of default 3i agrees that neither it nor an affiliate will sell or otherwise dispose of certain shares on any Trading Day (as defined in the August Note SPA) in an amount that exceeds the greater of (i) ten percent (10%) of the aggregate daily trading volume of the Company’s Class A ordinary shares reported on its principal market and (ii) $10,000 per trading day through February 15, 2026 and $40,000 per trading day thereafter.

The Omnibus Amendment amends the conversion price mechanics in the First and Second Notes such that the conversion price is fixed at $3.00 through February 15, 2026, and thereafter equals the lower of (i) 93% of the lowest VWAP during the three (3) trading days immediately preceding a Conversion Notice (subject to a $0.50 floor price) and (ii) $10.00, in each case as adjusted for customary equity events. The Omnibus Amendment additionally amends the events of default to clarify that a failure to pay principal, make-whole amounts, interest, late charges or other amounts (other than installment amounts) when due constitutes an event of default if not cured within ten (10) Trading Days, applicable solely to unpaid interest and late charges. Further, the Omnibus Amendment provides 3i with a five (5) trading day election period following receipt of a company optional redemption notice to convert all or any portion of the Conversion Amount, with any conversion amount reducing the applicable redemption amount. In addition, the Omnibus Amendment modifies the installment payment provisions to require cash payment of installment amounts (the “Installment Amounts”) only on installment dates on or prior to January 1, 2026 (unless converted). After January 1, 2026, no Installment Amount shall become payable or owed by the Company, other than the maturity date.

Finally, the Omnibus Amendment amends the exercise price in the First and Second Warrants to $0.01.

The amendment to the note was treated as a debt extinguishment and a loss on extinguishment of $367,874 was recognized on the condensed consolidated statement of operations.

At June 30, 2026 and December 31, 2025, the fair value of the Amended Senior Convertible Notes was $5,158,107 and $3,468,563, respectively. The principal balance of the Senior Convertible Notes was $4,454,521 and $4,577,763, respectively, and unamortized debt issuance cost was $434,783 at each date. During the six months ended June 30, 2026, the Company converted a balance of $1,596,964 (inclusive of $1,492,490 principal and $104,474 interest and make-whole amounts) to 1,026,309 Class A ordinary shares pursuant to the terms of the Senior Convertible Notes, as amended by the Omnibus Amendment, and repaid $180,811 of the Notes (inclusive of $168,982 principal and $11,829 interest and make-whole amounts). Total interest of $215,605  related to the Senior Convertible Notes was accrued and included in interest expenses on the consolidated statement of operations. At June 30, 2026 and December 31, 2025, total unpaid interest of $169,123 and $56,740, respectively, is included in accrued expenses and other current liabilities on the consolidated balance sheets.

The key assumptions used to value the convertible notes as of June 30, 2026 and the issuance dates were:

	June 30,	November 12 , 2025	September 3, 2025
	2026	(issuance)	(issuance)
Stock Price	$.28	$5.92	$9.66
Equity Volatility	90%-95%	60%	65%
Discount Rate	27%	20%	20%
Risk free rate of return	3.76-3.90%	3.73%	3.62%
Term to maturity (years)	0.18 – 0.37	1.0	1.0

January Notes

Concurrently with the Omnibus Amendment, on January 23, 2026, the Company issued to 3i (i) a senior convertible note in the principal amount of $1,630,435 (the “January Note”) and (ii) a warrant to purchase 64,590 Class A ordinary shares of the Company (the “January Warrant”).

The January Note matures on January 23, 2027. The January Note is convertible into Class A ordinary shares of the Company pursuant to the same conversion mechanics of the Existing Notes. The January Note is in the same form as the First and Second Notes and contains the same terms and conditions, including certain negative covenants. The January Note also contains standard and customary events of default.

The January Warrant is exercisable for up to an aggregate of 64,590 Class A ordinary shares at a price of $0.01 per share (the “January Warrant Exercise Price”). The January Warrant may be exercised during the period commencing January 23, 2026 and ending January 23, 2031. The January Warrant Exercise Price is subject to customary adjustments for stock dividends, stock splits, issuances of additional Class A ordinary shares and the like.

Pursuant to the terms of the January Note and the January Warrant, the Company shall not effect a conversion of any portion of the January Note or an exercise of the January Warrant, to the extent that after giving effect to such conversion or exercise, as applicable, 3i would beneficially own in excess of 4.99% (or, at the option of 3i, 9.99%) of the Class A ordinary shares of the Company outstanding immediately after giving effect to such conversion.

The January Note is a legal debt obligation with a variable-share conversion feature that ensures a fixed monetary return to the holder, thus qualifying as a liability under ASC 480-10. The Note remains a liability after issuance and the instrument is remeasured after initial recognition, with changes in fair value recognized in earnings each reporting period until settlement, modification, or extinguishment, consistent with the liability-classified model.

The key assumptions used to value the convertible notes as of June 30, 2026 and the issuance dates were:

	June 30,	January 23 , 2026
	2026	(issuance)
Stock Price	$.28	$4.13
Equity Volatility	100%	110%
Discount Rate	26.68%	25%
Risk free rate of return	3.97%	3.50%
Term to maturity (years)	0.56	1.0

The following table presents changes in the convertible notes and drawdown loan facilities measured using significant unobservable inputs (Level 3) for the six months ended June 30, 2026:

Convertible Notes
Convertible notes and loans balance at December 31, 2025	$3,468,563
Proceeds from issuance	4,900,000
Repayment of principal in cash	(182,251)
Principal settled in ordinary shares	(4,267,498)
Fair value of warrants	(149,695)
Debt issuance costs	(5,000)
Loss on extinguishment	367,874

Change in fair value	1,026,114
Convertible notes and loans balance at June 30, 2026	$5,158,107

The following table summarizes convertible notes payable at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025

Senior Convertible Notes and drawdown loan facilities	$3,791,747	$3,468,563
January Notes	1,366,360
	$5,158,107	$3,468,563